CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 19,493	$ 18,360
Grower advance receivables, allowances for credit losses	29,304	19,839
Other receivables, allowances	15,248	13,227
Inventories, allowances	4,178	4,792
Property, plant and equipment, accumulated depreciation	498,895	444,775
Other intangible assets, accumulated amortization	$ 118,956	$ 134,420
Common stock par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares outstanding (in shares)	95,041,000	94,929,000